Segments and Foreign Operations - Financial Information for Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended															12 Months Ended
	Jan. 31, 2014		Oct. 31, 2013		Jul. 31, 2013		Apr. 30, 2013		Jan. 31, 2013		Oct. 31, 2012		Jul. 31, 2012		Apr. 30, 2012	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 175,235	[1]	$ 206,468	[1]	$ 221,254	[1]	$ 217,429	[1]	$ 217,212	[2]	$ 265,633	[2]	$ 282,920	[2]	$ 271,765	$ 820,386	$ 1,037,530	$ 1,106,018
Loss from continuing operations before income taxes																(75,772)	(25,333)	(46,039)
Equity in (losses) earnings of affiliates																(2,974)	20,572	24,647
Interest expense																(7,423)	(3,702)	(2,357)
Investment in affiliates	67,293								78,290							67,293	78,290	88,297
Geoconstruction [Member]
Segment Reporting Information [Line Items]
Investment in affiliates	134								384							134	384	20,011
Mineral Services [Member]
Segment Reporting Information [Line Items]
Investment in affiliates	67,159								77,906							67,159	77,906	68,286
Operating Segments [Member] | Water Resources [Member]
Segment Reporting Information [Line Items]
Revenues																175,875	214,091	214,625
Loss from continuing operations before income taxes																1,016	(1,290)	(18,095)
Operating Segments [Member] | Inliner [Member]
Segment Reporting Information [Line Items]
Revenues																148,384	133,256	132,108
Loss from continuing operations before income taxes																17,650	9,936	(13,236)
Operating Segments [Member] | Heavy Civil [Member]
Segment Reporting Information [Line Items]
Revenues																267,192	278,131	343,760
Loss from continuing operations before income taxes																(7,781)	(32,308)	(61,649)
Operating Segments [Member] | Geoconstruction [Member]
Segment Reporting Information [Line Items]
Revenues																48,283	101,651	89,210
Loss from continuing operations before income taxes																(23,724)	(4,048)	12,828
Equity in (losses) earnings of affiliates																	3,872	3,345
Operating Segments [Member] | Mineral Services [Member]
Segment Reporting Information [Line Items]
Revenues																172,960	302,119	322,100
Loss from continuing operations before income taxes																(9,534)	49,406	71,552
Equity in (losses) earnings of affiliates																(2,974)	16,700	21,302
Operating Segments [Member] | Energy Services [Member]
Segment Reporting Information [Line Items]
Revenues																6,336	5,885	4,214
Loss from continuing operations before income taxes																(3,212)	(7,444)	(4,887)
Operating Segments [Member] | Other [Member]
Segment Reporting Information [Line Items]
Revenues																19,936	11,509	8,992
Loss from continuing operations before income taxes																193	126	671
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues																(18,580)	(9,112)	(8,991)
Unallocated Corporate Expenses [Member]
Segment Reporting Information [Line Items]
Loss from continuing operations before income taxes																(42,957)	(36,009)	(30,866)
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Interest expense																$ (7,423)	$ (3,702)	$ (2,357)

[1]	All periods have been reclassified to reflect Costa Fortuna as a discontinued operation.
[2]	Periods subsequent to the acquisition of 100% of Costa Fortuna on May 30, 2012 have been reclassified reflect Costa Fortuna as a discontinued operation.